Disclosures about fair value of financial instruments - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash equivalents	$ 198,811	$ 106,856
Derivatives	121,031	122,603
Total Assets	319,842	229,459
Liabilities
Derivatives	22,977	20,525
Total Liabilities	22,977	20,525
Quoted Prices in Active Markets For Identical Assets (Level 1)
Assets
Cash equivalents	198,811	106,856
Derivatives	0	0
Total Assets	198,811	106,856
Liabilities
Derivatives	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash equivalents	0	0
Derivatives	121,031	122,603
Total Assets	121,031	122,603
Liabilities
Derivatives	22,977	20,525
Total Liabilities	22,977	20,525
Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents	0	0
Derivatives	0	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Total Liabilities	$ 0	$ 0